Mainland China Contribution Plan (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Apr. 01, 2021	Dec. 31, 2020	Jun. 30, 2020	Apr. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Total employee benefits			$ 2,192			$ 2,722	$ 4,262
Employee benefits	$ 1,281	$ 640		$ 954	$ 418